INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of Inventories table text block

($ millions)	December 31 2020	December 31 2019

Crude oil(1)	1 429	1 689

Refined products	1 322	1 290

Materials, supplies and merchandise	866	782

	3 617	3 761

(1)	Includes $154 million of inventories held for trading purposes (2019 – $210 million) which are measured at fair value based on Level 1 and Level 2 fair value inputs.